Income Taxes - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended																																																						12 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014 China USD ($)	Dec. 31, 2014 China Minimum CNY	Dec. 31, 2014 China Maximum	Dec. 31, 2014 China High and New Technology Enterprises	Dec. 31, 2014 China Other Subsidiaries	Dec. 31, 2013 China Other Subsidiaries	Dec. 31, 2012 China Other Subsidiaries	Dec. 31, 2014 China WuXi AppTec (Shanghai) Co., Ltd. High and New Technology Enterprises	Dec. 31, 2014 China WuXi AppTec (Shanghai) Co., Ltd. High and New Technology Enterprises Minimum	Dec. 31, 2014 China WuXi AppTec (Shanghai) Co., Ltd. High and New Technology Enterprises Maximum	Dec. 31, 2012 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2011 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2010 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2009 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2008 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2011 China Shanghai SynTheAll PharmaTech Co., Ltd. Minimum	Dec. 31, 2011 China Shanghai SynTheAll PharmaTech Co., Ltd. Maximum	Dec. 31, 2012 China WuXi AppTec (Tianjin) Co., Ltd	Dec. 31, 2011 China WuXi AppTec (Tianjin) Co., Ltd	Dec. 31, 2010 China WuXi AppTec (Tianjin) Co., Ltd	Dec. 31, 2009 China WuXi AppTec (Tianjin) Co., Ltd	Dec. 31, 2008 China WuXi AppTec (Tianjin) Co., Ltd	Dec. 31, 2011 China WuXi AppTec (Tianjin) Co., Ltd Minimum	Dec. 31, 2011 China WuXi AppTec (Tianjin) Co., Ltd Maximum	Dec. 31, 2012 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2011 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2010 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2009 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2008 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2011 China WuXi AppTec (Suzhou) Co., Ltd. Minimum	Dec. 31, 2011 China WuXi AppTec (Suzhou) Co., Ltd. Maximum	Dec. 31, 2014 China WuXi AppTec (Wuhan) Co, Ltd	Dec. 31, 2012 China WuXi AppTec (Wuhan) Co, Ltd	Dec. 31, 2014 China WuXi AppTec (Wuhan) Co, Ltd Minimum	Dec. 31, 2012 China WuXi AppTec (Wuhan) Co, Ltd Minimum	Dec. 31, 2014 China WuXi AppTec (Wuhan) Co, Ltd Maximum	Dec. 31, 2012 China WuXi AppTec (Wuhan) Co, Ltd Maximum	Dec. 31, 2014 China Abgent Biotechnology (Suzhou) Co., Ltd. ("Abgent Suzhou")	Dec. 31, 2012 China Abgent Biotechnology (Suzhou) Co., Ltd. ("Abgent Suzhou")	Dec. 31, 2014 China Abgent Biotechnology (Suzhou) Co., Ltd. ("Abgent Suzhou") Minimum	Dec. 31, 2012 China Abgent Biotechnology (Suzhou) Co., Ltd. ("Abgent Suzhou") Minimum	Dec. 31, 2014 China Abgent Biotechnology (Suzhou) Co., Ltd. ("Abgent Suzhou") Maximum	Dec. 31, 2012 China Abgent Biotechnology (Suzhou) Co., Ltd. ("Abgent Suzhou") Maximum	Dec. 31, 2014 China Shanghai STA Pharmaceutical R&D Co., Ltd.	Dec. 31, 2013 China Shanghai STA Pharmaceutical R&D Co., Ltd.	Dec. 31, 2012 China Shanghai STA Pharmaceutical R&D Co., Ltd.	Dec. 31, 2012 China Shanghai STA Pharmaceutical R&D Co., Ltd. Minimum	Dec. 31, 2012 China Shanghai STA Pharmaceutical R&D Co., Ltd. Maximum	Dec. 31, 2014 United States USD ($)	Dec. 31, 2013 United States USD ($)	Dec. 31, 2012 United States USD ($)	Dec. 31, 2014 United States Minimum	Dec. 31, 2014 United States Maximum	Dec. 31, 2014 State USD ($)	Dec. 31, 2014 State Minimum	Dec. 31, 2014 State Maximum	Dec. 31, 2014 HONG KONG Shanghai AppTec (HK) Limited
Income Taxes [Line Items]
Profit tax rate																																																												16.50%
PRC enterprise income tax rate	25.00%	25.00%	25.00%	25.00%				25.00%	25.00%	25.00%
Effective income tax rate, effective date				2008-01-01
Transitional income tax rate period				5 years
Preferential enterprise tax rate							15.00%				15.00%
Preferential income tax rate period												2008	2016						2008	2016						2008	2016						2008	2016			2012	2013	2014	2015			2012	2013	2014	2015
Enterprise income tax rate														12.50%	12.50%	12.50%	0.00%	0.00%			12.50%	12.50%	12.50%	0.00%	0.00%			12.50%	12.50%	12.50%	0.00%	0.00%															12.50%	12.50%	0.00%
Preferential Tax Rate															15.00%							15.00%							15.00%						15.00%	15.00%					15.00%	15.00%
Enterprise income tax rate period																																																		2012	2015
Effective income tax rate, federal statutory rate																																																				34.00%
Effective income tax rate, state tax rate																																																							5.00%	10.00%
Uncertain tax benefits																																																				$ 0	$ 0	$ 0
Undistributed earnings				514.1
Dividend withholding tax rate				10.00%
Operating loss carryforward				2.5																																																					0.6
Operating loss carryforward, expiration year					2015	2019																																																				2024	2032
Statute of limitations period if the underpayment of taxes is due to computational errors				3 years
Statute of limitations period if the underpayment of taxes is due to computational errors, special circumstance				5 years
Underpayment of tax liability, special circumstance					0.1
Statute of limitations period, transfer pricing adjustment				10 years
Valuation allowance	$ 0.9
Income tax return, examination period																																																										3 years	4 years